Deferred Flow-Through Share Premium	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Deferred Flow-Through Share Premium [Text Block]
8.	Deferred Flow-Through Share Premium

A summary of the changes in the deferred flow-through share premium amount is set out below:

Balance – September 1, 2016	$96,617
Increase relating to flow-through common shares issued (note 12b)	270,318
Decrease relating to CEE incurred	(317,468)

Balance – August 31, 2017	49,467
Increase relating to flow-through common shares issued (note 12b)	220,922
Decrease relating to CEE incurred	(218,232)

Balance – August 31, 2018	$52,157